March 8, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ivy Funds

CIK: 883622

Dear Sir or Madam:

We are transmitting herewith for filing through EDGAR a registration statement on Form N-14 under the Securities Act of 1933 for the above-referenced Registrant.

These shares are being registered pursuant to a Plan of Reorganization and Termination pursuant to which the Registrant will transfer all of its assets under Ivy Capital Appreciation Fund to Ivy Large Cap Growth Fund, also a series of the Registrant, and Ivy Large Cap Growth Fund will assume all of the liabilities of Ivy Capital Appreciation Fund.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

Mara Herrington
Vice President and Secretary